Balances and Transactions with Related Parties - Summary of Compensation Paid to Members of the Board of Directors (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	$ 2,552,181	$ 2,566,731	$ 3,779,308
Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	519,795	515,875	454,471
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	103,959	100,944	93,054
HermanChadwickPineraMember | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	207,918	206,350	181,789
Fernan Gazmuri Plaza [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	103,959	103,175	90,894
Fernan Gazmuri Plaza [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	34,653	33,648	31,018
Pedro Pablo Cabrera Gaete [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	103,959	103,175	90,894
Pedro Pablo Cabrera Gaete [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	34,653	33,648	31,018
Juan Gerardo Jofre Miranda [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	103,959	103,175	90,894
Juan Gerardo Jofre Miranda [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	$ 34,653	$ 33,648	$ 31,018